INVESTMENT PROPERTIES - Net straight-line rent receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
INVESTMENT PROPERTIES
Net straight-line rent receivable	$ 35.7	$ 27.2